Related Parties - Summary of Condensed Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Foundry revenue	$ 42,535	$ 35,268
Other income, net	721	1,794
Interest income		163
Joyn [Member]
Related Party Transaction [Line Items]
Foundry revenue	7,273	9,349
Other income, net	407	222
Interest income
Motif [Member]
Related Party Transaction [Line Items]
Foundry revenue	20,798	18,986
Other income, net	314	42
Interest income
Genomatica [Member]
Related Party Transaction [Line Items]
Foundry revenue	9,431	6,248
Other income, net
Interest income
Allonnia [Member]
Related Party Transaction [Line Items]
Foundry revenue	4,960
Other income, net
Interest income
Synlogic [Member]
Related Party Transaction [Line Items]
Foundry revenue	73	17
Other income, net
Interest income
Glycosyn [Member]
Related Party Transaction [Line Items]
Foundry revenue		668
Other income, net		1,530
Interest income		$ 163